Capital Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.7%)
Communication Services (6.8%)
*	Alphabet Inc. Class A	16,700	44,648
*	Alphabet Inc. Class C	9,220	24,574
*	Baidu Inc. ADR	116,300	17,881
*	Walt Disney Co.	73,300	12,400
	Activision Blizzard Inc.	91,300	7,066
*	Facebook Inc. Class A	12,500	4,242
*	Charter Communications Inc. Class A	5,400	3,929
			114,740
Consumer Discretionary (12.4%)
*	Tesla Inc.	54,500	42,264
	Sony Group Corp. ADR	336,800	37,243
*	Alibaba Group Holding Ltd. ADR	204,300	30,247
	Ross Stores Inc.	182,800	19,898
*	Amazon.com Inc.	6,050	19,874
	Whirlpool Corp.	70,900	14,454
	TJX Cos. Inc.	192,500	12,701
*	Mattel Inc.	615,200	11,418
	Bath & Body Works Inc.	91,100	5,742
*	Carnival Corp.	158,300	3,959
*	Royal Caribbean Cruises Ltd.	42,600	3,789
	eBay Inc.	35,400	2,466
*	Victoria's Secret & Co.	30,366	1,678
*	Burlington Stores Inc.	5,800	1,645
*	Marriott International Inc. Class A	8,400	1,244
			208,622
Consumer Staples (0.1%)
	Sysco Corp.	22,900	1,797
Energy (1.3%)
	Hess Corp.	134,700	10,521
	Pioneer Natural Resources Co.	48,500	8,076
	EOG Resources Inc.	32,700	2,625
			21,222
Financials (8.4%)
	Wells Fargo & Co.	684,100	31,749
	Charles Schwab Corp.	392,100	28,561
	JPMorgan Chase & Co.	169,400	27,729
	Bank of America Corp.	538,900	22,876
	Marsh & McLennan Cos. Inc.	116,000	17,566
	U.S. Bancorp	61,500	3,655
	Raymond James Financial Inc.	37,350	3,447
	Progressive Corp.	33,600	3,037

		Shares	Market Value ($000)
	Citigroup Inc.	31,700	2,225
			140,845
Health Care (24.4%)
	Eli Lilly & Co.	418,871	96,780
*	Biogen Inc.	208,300	58,947
	Amgen Inc.	215,371	45,799
	AstraZeneca plc ADR	630,400	37,862
	Thermo Fisher Scientific Inc.	57,500	32,851
*	Boston Scientific Corp.	640,902	27,809
	Novartis AG ADR	268,150	21,929
	Roche Holding AG	44,693	16,312
*	Elanco Animal Health Inc. (XNYS)	340,416	10,856
	Bristol-Myers Squibb Co.	183,400	10,852
*	BioMarin Pharmaceutical Inc.	129,100	9,978
	Abbott Laboratories	80,300	9,486
*	BeiGene Ltd. ADR	23,700	8,603
	CVS Health Corp.	62,400	5,295
	Zimmer Biomet Holdings Inc.	32,400	4,742
	Medtronic plc	31,300	3,923
	Agilent Technologies Inc.	20,000	3,151
*	IQVIA Holdings Inc.	10,200	2,443
	Stryker Corp.	8,400	2,215
			409,833
Industrials (13.8%)
	FedEx Corp.	204,000	44,735
*	Southwest Airlines Co.	646,650	33,257
	Siemens AG (Registered)	201,640	32,978
*	Airbus SE	122,676	16,264
*	United Airlines Holdings Inc.	309,900	14,742
	Caterpillar Inc.	63,700	12,229
	Union Pacific Corp.	57,700	11,310
*	American Airlines Group Inc.	535,000	10,978
*	Delta Air Lines Inc.	252,500	10,759
	United Parcel Service Inc. Class B	45,450	8,276
*	Alaska Air Group Inc.	108,100	6,335
	Textron Inc.	77,100	5,382
*	TransDigm Group Inc.	7,450	4,653
	Carrier Global Corp.	73,800	3,820
	Deere & Co.	9,400	3,150
	AMETEK Inc.	21,000	2,604
	CSX Corp.	77,700	2,311
	General Dynamics Corp.	10,700	2,098
	Raytheon Technologies Corp.	21,100	1,814
*	Lyft Inc. Class A	33,400	1,790
	Otis Worldwide Corp.	21,250	1,748
			231,233
Information Technology (28.5%)
	Microsoft Corp.	261,500	73,722
*	Adobe Inc.	115,300	66,381
	Texas Instruments Inc.	290,300	55,799
	Micron Technology Inc.	588,300	41,758
	KLA Corp.	101,300	33,886
	Intel Corp.	477,400	25,436
	NetApp Inc.	236,000	21,183
	Intuit Inc.	36,700	19,800
	Telefonaktiebolaget LM Ericsson ADR	1,414,200	15,839
	NVIDIA Corp.	70,600	14,625

		Shares	Market Value ($000)
	QUALCOMM Inc.	100,700	12,988
	Oracle Corp.	147,000	12,808
	Analog Devices Inc.	65,600	10,987
	Hewlett Packard Enterprise Co.	723,050	10,303
	HP Inc.	362,350	9,914
	Visa Inc. Class A	44,100	9,823
	Entegris Inc.	51,300	6,459
	Cisco Systems Inc.	117,600	6,401
*	PayPal Holdings Inc.	24,000	6,245
	Apple Inc.	37,800	5,349
	Applied Materials Inc.	31,800	4,094
	Corning Inc.	96,250	3,512
*	Splunk Inc.	22,400	3,242
*	Autodesk Inc.	5,900	1,682
	Mastercard Inc. Class A	4,700	1,634
	Fidelity National Information Services Inc.	13,300	1,618
*	BlackBerry Ltd.	148,000	1,440
*	Plantronics Inc.	54,150	1,392
			478,320
Materials (1.0%)
	Albemarle Corp.	32,100	7,029
*	Glencore plc	702,066	3,303
	Freeport-McMoRan Inc.	65,500	2,131
	Linde plc	6,300	1,848
	DuPont de Nemours Inc.	18,066	1,228
	Dow Inc.	18,066	1,040
			16,579
Total Common Stocks (Cost $914,537)			1,623,191
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[1]	Vanguard Market Liquidity Fund, 0.068% (Cost $55,749)	557,488	55,749
Total Investments (100.0%) (Cost $970,286)			1,678,940
Other Assets and Liabilities—Net (0.0%)			288
Net Assets (100%)			1,679,228
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,554,334	68,857	—	1,623,191
Temporary Cash Investments	55,749	—	—	55,749
Total	1,610,083	68,857	—	1,678,940